Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

Remainder of 2022	$442,720
2023	697,369
2024	523,363
2025	286,004
2026	183,272
2027 and thereafter	179,561
Total future rentals	$2,312,289